INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN AFFILIATES
Schedule of investments in affiliates

	At December 31,
	2017		2018
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
	$	(%)	$	(%)
RE Tranquillity Holdings LLC (“Tranquillity”)	145,795	49	—	—
RE Silverlake Holdings LLC (“Garland”)	120,247	49	—	—
RE Roserock Holdings LLC (“Roserock”)	77,053	49	62,767	49
Suzhou Financial Leasing Co., Ltd.	14,129	6	14,361	6
Pirapora Solar Holding S.A.	6,551	20	—	—
Canadian Solar Infrastructure Fund, Inc.	23,866	14.76	23,990	14.66
Others	26,574	21-49	24,977	21-49
Total	414,215		126,095